Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Provision for dividends and other liabilities [member]
Statement [Line Items]
Summary of Provisions
The disclosure below excludes closure and rehabilitation provisions (refer to note 15 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 26 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provisions related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2022	2021
	US$M	US$M
Movement in provision for dividends and other liabilities
At the beginning of the financial year	581	1,240
Dividends determined	17,720	7,894
Charge/(credit) for the year:
Underlying	493	260
Discounting	1	2
Exchange variations	122	20
Released during the year	(48)	(43)
Utilisation	(96)	(267)
Dividends paid	(17,851)	(7,901)
Divestment and demerger of subsidiaries and operations	(146)	–
Transfers and other movements	(102)	(624)

At the end of the financial year	674	581

Comprising:
Current	356	293
Non-current	318	288

Samarco dam failure [member]
Statement [Line Items]
Summary of Financial Impacts of Samarco Dam Failure
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2022 are shown in the tables below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2022	2021	2020
	US$M	US$M	US$M
Income statement
Other income 1	–	34	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure 2	(66)	(46)	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense 3	–	(111)	(95)
Samarco Germano dam decommissioning 4	68	(15)	46
Samarco dam failure provision 5	(663)	(1,000)	(459)
Fair value change on forward exchange derivatives 6	(81)	136	–

Loss from operations	(742)	(1,002)	(83)
Net finance costs 7	(290)	(85)	(93)

Loss before taxation	(1,032)	(1,087)	(176)
Income tax expense 8	(31)	(71)	–

Loss after taxation	(1,063)	(1,158)	(176)

Balance sheet movement
Trade and other payables	(1)	(5)	(5)
Derivatives	(160)	136	–
Tax liabilities	(31)	(71)	–
Provisions	(629)	(741)	(137)

Net liabilities	(821)	(681)	(142)

		2022		2021		2020
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(1,032)		(1,087)		(176)
Adjustments for:
Samarco impairment expense 3	–		111		95
Samarco Germano dam decommissioning 4	(68)		15		(46)
Samarco dam failure provision 5	663		1,000		459
Fair value change on forward exchange derivatives 6	81		(136)		–
Proceeds of cash management related instruments	79		–		–
Net finance costs 7	290		85		93
Changes in assets and liabilities:
Trade and other payables	1		5		5

Net operating cash flows		14		(7)		430

Net investment and funding of equity accounted investments 9		(256)		(470)		(464)

Net investing cash flows		(256)		(470)		(464)

Net decrease in cash and cash equivalents		(242)		(477)		(34)

1	Proceeds from insurance settlements.

2	Includes legal and advisor costs incurred.

3	Impairment expense from working capital funding provided during the period.

4	US$(56) million (2021: US$(6) million; 2020: US$37 million) change in estimate and US$(12) million (2021: US$21 million; 2020: US$(83) million) exchange translation.

5	US$747 million (2021: US$842 million; 2020: US$916 million) change in estimate and US$(84) million (2021: US$158 million; 2020: US$(457) million) exchange translation.

6
During the period the Group entered into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provisions. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Loss from equity accounted investments, related impairments and expenses in the Income Statement.

7	Amortisation of discounting of provision.

8	Includes tax on forward exchange derivatives and other taxes incurred during the period.

9
Includes US
$

nil (2021: US$(111) million; 2020: US$(95) million) funding provided during the period, US$(256)

million (2021: US$(351) million; 2020: US$(365) million) utilisation of the Samarco dam failure provision, and US
$

nil (2021: US$(8) million; 2020: US$(4) million) utilisation of the Samarco Germano decommissi
o
ning provision.

Summary of Provisions
Provisions related to the Samarco dam failure

		2022		2021
		US$M		US$M
At the beginning of the financial year		2,792		2,051
Movement in provisions		629		741
Comprising:
Utilised	(256)		(359)
Adjustments charged to the income statement:
Change in estimate - Samarco dam failure provision	747		842
Change in estimate - Samarco Germano dam decommissioning	(56)		(6)
Amortisation of discounting impacting net finance costs	290		85
Exchange translation	(96)		179

At the end of the financial year		3,421		2,792

Comprising:
Current		1,815		1,206
Non-current		1,606		1,586

At the end of the financial year		3,421		2,792

Comprising:
Samarco dam failure provision		3,237		2,560
Samarco Germano dam decommissioning provision		184		232